Stock-based compensation - Employee Stock Option Activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Shares
At January 1 | shares	3,957,362	3,032,771
Granted | shares	0	966,413
Exercised | shares	(1,850,957)
Forfeited | shares	(542,938)	(41,822)
At December 31 | shares	1,563,467	3,957,362
Average price
At January 1 | $ / shares	$ 13.17	$ 13
Granted | $ / shares		13.73
Exercised | $ / shares	13.06
Forfeited | $ / shares	13.37	13.35
At December 31 | $ / shares	$ 13.24	$ 13.17